Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows provided by (used in) operating activities
Net income (loss)	$ 10,370	$ (18,749)	$ (399)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
- deferred income taxes	(2,225)	(17)	2,845
- stock-based compensation	281	347	206
- inventory provision	1,399	3,479	4,034
- recovery for doubtful accounts	(504)	(874)	(167)
- impairment of equipment and loss on disposal	88	2,190	455
- research and development expenditures qualified for government grant	0	(125)	(686)
- depreciation of property, plant and equipment and amortization of licenses	6,433	4,189	4,540
Amortization of the prepaid land use rights	311	299	285
- deferred government grant recognized in income		(358)	(434)
- accretion expenses	100	235	377
Changes in:
- accounts receivable	(7,256)	(4,286)	5,475
- inventories	(7,547)	(426)	(1,915)
- income tax payable	7	(3,130)	1,340
- prepaid expenses and deposits	242	913	(531)
- deferred revenue	(675)	1,026	(2,696)
- accounts payable and accrued liabilities	4,552	(967)	1,208
Net cash provided by (used in) operating activities	5,576	(16,254)	13,936
Cash flows provided by financing activities
- Loan proceeds	16,800	16,787	11,392
- Loan repayments	(4,089)	(4,755)	(10,659)
- Proceeds from issuance of common stock, net of share issuance costs	848	508	749
- Proceeds from shares subscribed	18	8	3
- Dividends paid to a non-controlling shareholder of Sinovac Beijing		(802)	(5,863)
- Government grants received	842	2,395	1,593
- Repayment of loan from a non-controlling shareholder of Sinovac Beijing			3,398
Loan from a non-controlling shareholder of Sinovac Dalian		3,189
Net cash provided by financing activities	14,419	17,330	613
Cash flows used in investing activities
- Proceeds from disposal of equipment		5	122
- Proceeds from redemption of short-term investments			1,545
- Acquisition of property, plant and equipment	(5,176)	(16,156)	(15,457)
Net cash provided by (used in) investing activities	(5,176)	(16,151)	(13,790)
Exchange gain on cash and cash equivalents	1,182	2,029	1,943
Increase (decrease) in cash and cash equivalents	16,001	(13,046)	2,702
Cash and cash equivalents, beginning of year	91,241	104,287	101,585
Cash and cash equivalents, end of year	107,242	91,241	104,287
Supplemental disclosure of cash flow information:
Cash paid for interest	2,853	750	456
Cash paid for income taxes		2,265	882
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment included in accounts payable and accrued liabilities	$ 2,270	$ 3,788	$ 9,125